Tangible Assets and Assets Under Construction - Impairment Loss (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 537,128		$ 520,811
Recoverable amount of asset or cash-generating unit	1,049,067
Malva H [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,036	$ 12,187
Impairment loss recognised in profit or loss, property, plant and equipment	(5,786)	(2,569)
Recoverable amount of asset or cash-generating unit	3,250	$ 9,618
Sara H [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,860
Impairment loss recognised in profit or loss, property, plant and equipment	(13,610)
Recoverable amount of asset or cash-generating unit	$ 4,250